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VIA EDGAR


May 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: The Variable Annuity Life Insurance Company Separate Account A Prospectus and Statement of Additional Information for UIT-981
            Contracts and Independence Plus Contract Series
         Effective May 1, 1998
         Registration Nos. 2-96223 and 811-3240

Commissioners:

In accordance with the provisions of paragraph (j) of Rule 497 under the Securities Act of 1933, the Registrant, The Variable Annuity Life Insurance Company Separate Account A, certifies that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent registration statement or amendment. The most recent registration statement was filed under Rule 485(b) of the Securities Act of 1933 with the Securities and Exchange Commission on April 27, 1998, via EDGAR.

Please direct all questions or comments to the undersigned.

Very truly yours,

/s/ Nori L. Gabert

Nori L. Gabert